Long-Term Debt - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 1,564,935,000	$ 1,413,353,000
Bullet repayments of term loan per vessel	960,900,000
Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Partnership interest owned	70.00%
Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Partnership interest owned	69.00%	69.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Available long-term revolving credit facilities	3
Borrowings provided under revolving credit facilities	444,700,000
Undrawn amount of revolving credit facilities	164,700,000
Amount reduced under revolving credit facilities, 2013	17,000,000
Amount reduced under revolving credit facilities, 2014	34,500,000
Amount reduced under revolving credit facilities, 2015	84,100,000
Amount reduced under revolving credit facilities, 2016	27,300,000
Amount reduced under revolving credit facilities, 2017	28,200,000
Amount reduced under revolving credit facilities, thereafter	253,600,000
Months required to repay all borrowings	12 months
Number of vessels	Seven
Long-term debt	280,000,000	80,000,000
U.S. Dollar-denominated Term Loan due through 2018 [Member]
Debt Instrument [Line Items]
Number of vessels	Five
Long-term debt	107,803,000	112,264,000
Interest Rate on LIBOR	LIBOR
Bullet repayments of term loan per vessel	50,700,000
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	2.75%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan due through 2019 [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Number of vessels	Three
Long-term debt	309,393,000	321,851,000
Interest Rate on LIBOR	LIBOR
Bullet repayments of term loan per vessel	56,000,000
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	0.68%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing fixed rate	141,200,000
Fixed interest rate on the portion of U.S. Dollar-denominated Term Loans and Demand Loans outstanding	5.39%
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing LIBOR plus margin rate	168,200,000
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Number of vessels	Two
Long-term debt	304,022,000	309,984,000
Interest Rate on LIBOR	LIBOR
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Teekay Tangguh Joint Venture [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Interest Rate on LIBOR	LIBOR
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	0.30%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Teekay Tangguh Joint Venture [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Interest Rate on LIBOR	LIBOR
Bullet repayments of term loan per vessel	95,000,000
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	0.63%
U.S. Dollar-denominated Term Loan two due through 2021 [Member]
Debt Instrument [Line Items]
Number of vessels	Two
Long-term debt	105,632,000	108,799,000
U.S. Dollar-denominated Term Loan two due through 2021 [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Interest Rate on LIBOR	LIBOR
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	0.30%
Frequency of paying U.S. Dollar-denominated Term Loans	Semi-annual payments
U.S. Dollar-denominated Term Loan two due through 2021 [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Interest Rate on LIBOR	LIBOR
Bullet repayments of term loan per vessel	20,000,000
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	0.70%
Bullet payment per vessel due (in years)	12 years and six months
Unsecured Debt [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Long-term debt	$ 13,282,000	$ 13,282,000
Fixed interest rate on the portion of U.S. Dollar-denominated Term Loans and Demand Loans outstanding	4.84%